Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Principal Accounting Policies
Basis of consolidation

(a)Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation

(b)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, average playing period of paying players of mobile games, the determination of whether sales prices are fixed or determinable and collectability is reasonably assured, realization of deferred tax assets and the determination of uncertain tax positions, lower of cost and market value of inventories, useful lives and impairment provision of property, equipment and software and intangibles, assumptions related to stock-based compensation and assumptions related to the valuation of long-term investments.

Revenue recognition

(c)Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Net revenues presented in the consolidated statements of operations and comprehensive income represent revenues from online game services, advertising services, e-mail, e-commerce and others recognized net of sales discount, sales tax and related surcharges.

(i)Online game services

MMORPG games

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the Group’s Wangyibao online payment services platform, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online games services with respect to such online points is remote. The Group has determined that such likelihood is remote when the personal game account has been inactive for 540 days or more. The revenue recognized from the inactive accounts was insignificant in 2013, 2014 and 2015.

Mobile games

The Group primarily operates mobile games including both self-developed and licensed mobile games primarily through HZ Leihuo and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis as the Group is acting as the principal to fulfill all obligations related to the mobile game operation. Fees paid to game developers, distribution channels (app stores) and payment channels are recorded as cost of revenues.

For the purposes of determining when the service has been provided to the end-users, the Group determined that an implied obligation exists to provide on-going services to the end-users who purchased virtual items to gain an enhanced game-playing experience over an average playing period of the paying players. Accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts and all other revenue recognition criteria are met.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated playing period of the paying players for each game. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors, such as the playing patterns for paying users for other games with similar characteristics and playing patterns of paying players, such as targeted players and purchasing frequency. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

(ii)Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by NetEase Advertising. Advertising service contracts may consist of multiple elements with a typical term of one quarter to one year. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), the Group treats advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenue on a periodic basis during the contract when each deliverable service is provided. Since the contract price is for all deliverables, the Group  allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Group uses (a) vendor-specific objective evidence of selling price (“VSOE”), if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) the management’s best estimate of the selling price for that deliverable. The Group primarily uses VSOE to allocate the arrangement consideration if such selling price is available. For the deliverables that have not been sold separately, the best estimate of the selling price has taken into consideration the pricing of advertising areas of the Group’s platform with a similar level of popularity, advertisements with similar formats and quoted prices from competitors as well as other market conditions. Revenues recognized with reference to best estimation of selling price were immaterial for all periods presented.

In the search engine business, Youdao Information enters into “cost per action” (“CPA”) advertising contracts and receives fees when an online user performs a specific action such as purchasing a product from or registering with the advertiser. Revenue for CPA contracts is recognized when the specific action is completed. Youdao Information may also enter into advertising business contracts with advertisers that include guarantees of a minimum number of impressions or times that an advertisement appears in pages viewed by users. To the extent that minimum guaranteed impressions are not met within the contractual time period, the related revenues are deferred until the remaining guaranteed impression levels are achieved.

The Group recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2013, 2014 and 2015, the Group was engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iii)E-mail, e-commerce services and others

Revenue from e-mail, e-commerce and others is predominantly derived from activities related to fee-based premium services, e-commerce and online payment platform services.

Fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail and other wireless value-added services. Prepaid subscription revenues are deferred and are recognized by the Group over the period in which the services are provided.

In February 2009, the Group launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Group. The Group recognizes revenue when services are rendered to account holders in accordance with service agreement.

E-commerce revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. The Group’s e-commerce businesses mainly include cross-border e-commerce business, e-commerce services related to third-party virtual products and other e-commerce services. The Group evaluates whether it is appropriate to record the net amount earned as commissions or the gross amount of product sales. When the Group is not the primary obligor, doesn’t bear the inventory risk and doesn’t have the ability to establish the price, revenues are recorded on a net basis. When the Group is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has several but not all of these indicators, revenues are recorded on a gross basis.

The Group established its cross-border e-commerce platform, Kaola.com (“Kaola”), in January 2015 and primarily sells imported maternity and baby products, skincare and cosmetics and other general merchandise through online direct sales. The Group recognizes the revenues from the online direct sales on a gross basis as the Group is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has met several but not all of these indicators. The Group also provides discount coupons to its customers for use in purchases on the Kaola platform, which are treated as a reduction of revenue when the related transaction is recognized.

The Group offer e-commerce services related to third- party virtual e-commerce products, which primarily include Caipiao, an online service that facilitates the processing of end users’ purchase orders for lotteries operated by third-party vendors, and Baoxian, an online service that facilitates the sale of insurance products from third-party insurers. The Group acts as an agent and do not buy, sell, manufacture, or design such products. Revenues are recognized when services are rendered to customers based on the pre-determined service fee rate. Caipiao platform suspend accepting online purchase orders for lottery products from February 2015 pursuant to certain regulations.

The Group also operates its “Duobao” platform, which provides services that allow users to purchase the virtual currency, “Duobao Bi”, and use them to exchange for products. For the services where the Group acts as an agent, products are provided by third-party suppliers and the Group does not buy, sell, manufacture, or design such products,  revenues are recognized on a net basis when services are rendered. With respect to the business arrangements where the Group acts as a principle, revenues are recognized on a gross basis.

Cost of revenues

(d)Cost of revenues

Costs of online game services, advertising services and e-mail, e-commerce and others consist primarily of staff costs, royalties and consultancy fees related to licensed games, revenue sharing cost related to mobile games, cost of merchandise sold, depreciation and amortization of computers and software, server custody fees, bandwidth, and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

Research and development costs

(e)Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games prior to the establishment of technological feasibility and costs associated with new product development. For the years ended December 31, 2013, 2014 and 2015, the costs incurred for development of online game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant.

Cash, cash equivalents and time deposits

(f)Cash, cash equivalents and time deposits

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2014, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$25.9 million and Euro2.1 million, respectively. As of December 31, 2015, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$541.5 million and Euro1.0 million, respectively (equivalent to approximately RMB3,516.1 million and RMB7.4 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2014, there were time deposits denominated in US dollars and Euro amounting to approximately US$637.6 million and Euro2.0 million. As of December 31, 2015, there were time deposits denominated in US dollars amounting to approximately US$299.5 million (equivalent to approximately RMB1,944.8 million).

As of December 31, 2014 and 2015, the Group had approximately RMB14.7 billion and RMB14.7 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 69.2% and 67.6% of total cash and cash equivalents and time deposits of the Group, respectively.

As of December 31, 2014 and 2015, the Group had a restricted cash balance approximately RMB2,628.8 million and RMB3,392.6 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	40.0	—
Escrow account deposit for sales and marketing activities of Blizzard’s licensed games	276.1	184.3
Customer deposit of Wangyibao accounts	599.3	759.6
Pledge deposits for short-term bank borrowings — Current	1,703.4	1,227.6
Others	10.0	21.1

Subtotal	2,628.8	2,192.6

Pledge deposits for short-term bank borrowings — Non-current	—	1,200.0

Total	2,628.8	3,392.6

The Group had no other lien arrangements during 2014 and 2015.

Fair value of financial instruments

(g)Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, short-term loan, deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 27 for additional information.

Inventories, net

(h)Inventories, net

Inventories, mainly represent products for the Group’s cross-border e-commerce business, are stated at the lower of cost or market value in the consolidated balance sheets. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive income. Certain costs attributable to buying and receiving products, such as purchase freights, are also included in inventories.

Investments

(i)Investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Group has positive intent and ability to hold to maturity, all of which are with an original maturities of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income /(expense). Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 6 and Note 27 for additional information.

The investments that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost. For individual investment classified as held-to-maturity investments, the Group evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Group’s policy and ASC 320-10. If the Group concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. An available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary. Investments with maturities of greater than 12 months are recorded in other long-term assets.

For investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investment in associated companies

(j)Investment in associated companies

Investments in associated companies in which the Group is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under other long-term assets in the consolidated balance sheets.

Property, equipment and software

(k)Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. When the Group retires or disposes its property, equipment and software, it records any gain or loss arising from the retirement or disposal under Other, net in its consolidated statements of operations and comprehensive income.

Intangible assets

(l)Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Group amortizes its finite-lived intangible assets using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Technology	10 years

Advertising expenses

(m)Advertising expenses

The Group expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB370.9 million, RMB466.6 million and RMB697.9 million for the years ended December 31, 2013, 2014 and 2015, respectively.

Foreign currency translation

(n)Foreign currency translation

The functional currency of the entities within the Group is RMB, which is also the Company’s reporting currency. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.4778 on the last trading day of 2015 (December 31, 2015) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation

(o)Share-based compensation

The Company measures the cost of employee services received in exchange for stock options at the grant date fair value of the award under its 2000 Stock Incentive Plan (see Note 20(a)). The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis of 25% a year over a vesting term of four years.  The Company adopts the Black-Scholes option pricing model to determine the fair value of stock options and account for share-based compensation cost using an estimated forfeiture rate at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Under its 2009 Restricted Share Unit Plan (see Note 20(b)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities which totaled RMB84.8 million and RMB155.6 million, respectively, as of December 31, 2015. There were no significant cash payments for share-based liabilities for the years ended December 31, 2013, 2014 and 2015.

Lede Inc. and certain other subsidiaries of the Company granted options exercisable for ordinary shares to certain of the Group’s employees. The options expire five or six years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The Group adopts the binomial option pricing model to determine the fair value of stock options and accounts for share-based compensation cost using an estimated forfeiture rate.

Forfeitures were estimated based on the Group’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 20 for further information regarding share-based compensation assumptions and expense.

Taxation

(p)Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards. The Group classifies deferred tax assets and liabilities into current and non-current based on the classification of the related asset or liability for financial reporting. A deferred tax liability or asset that is not related to an asset or liability for financial reporting, including deferred tax assets related to tax loss carry forwards, is classified according to the expected reversal date of the temporary difference.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns. The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that tax jurisdiction on a pro rata basis.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, (a) all current deferred tax assets and liabilities are offset and presented as a single amount and (b) all non-current deferred tax assets and liabilities are offset and presented as a single amount. The Group does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Group reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Group did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2013, 2014 and 2015.

The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2014 and 2015.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")

(q)Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves

(r)Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to foreign invested enterprises in China, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) general reserve fund. (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC statutory accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the board of directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC statutory accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the board of directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the board of directors, the discretionary surplus and enterprise expansion fund can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2013, 2014 and 2015 (in thousands):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Appropriations to general reserve funds and statutory surplus funds	244,358	58,816	73,635

NetEase Beijing and Boguan did not make appropriations to statutory reserves for the years ended December 31, 2013, 2014 and 2015, and Netease Hangzhou did not make appropriations to statutory reserves for the years ended December 31, 2014 and 2015, as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

Noncontrolling interests and Mezzanine classified noncontrolling interests

(s)Noncontrolling interests and Mezzanine classified noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Mezzanine classified noncontrolling interests represent Series A convertible redeemable preferred shares (“preferred shares”) issued by Lede Inc. to certain investors (see Note 17), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these preferred shares are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company. All the preferred shares have been repurchased by Lede Inc. by the end of 2015.

Related parties

(t)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(u)Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive income for the periods presented includes net income and change in unrealized gains (losses) on marketable securities classified as available-for-sale securities (net of tax).

Segment reporting

(v)Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in detail under Note 26.

Dividends	(w)Dividends Dividends of the Company are recognized when declared.
Recently issued accounting pronouncements

(x)Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606).’’ This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.’’ In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The FASB decided to allow earlier adoption of the new revenue standard. However, entities reporting under U.S. GAAP are not permitted to adopt the standard earlier than the original effective date for public entities (that is, no earlier than 2017 for calendar year-end entities). The Group is currently evaluating the impact of this guidance.

In February 2015, the FASB issued Consolidation (Topic 810) —Amendments to the Consolidation Analysis. The amendments in Topic 810 respond to stakeholders’ concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation—Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The implementation of this update is not expected to have any material impact on the Group’s consolidated financial statements.

In July 2015, the FASB issued ASU 2015-11 “Simplifying the Measurement of Inventory” to reduce the complexity and cost of the subsequent measurement of inventory, in particular when using the first-in, first-out (FIFO) or average cost methods. The provisions of ASU 2015-11 specifically exclude inventory that is measured using the last-in, first-out (LIFO) or the retail inventory method. Entities should measure inventory within the scope of ASU 2015-11 at the lower of cost and net realizable value. ASU 2015-11 is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is permitted. The Group is currently assessing the impact of ASU 2015-10 on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. All short-term deferred tax assets and liabilities will be reclassified to long-term assets and liabilities upon adoption of this update.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01) “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” ASU 2016-01 amends various aspects of the recognition, measurement, presentation, and disclosure for financial instruments. With respect to our consolidated financial statements, the most significant impact relates to the accounting for equity investments. It will impact the disclosure and presentation of financial assets and liabilities. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Group is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 “Leases” to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 “Leases” to replace the previous Topic 840 “Leases.” ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in ASU 2014-09 (see above). ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. The Group is currently assessing the impact of ASU 2016-02 on its consolidated financial statements.

Reclassification

(y)Reclassification

Beginning from January 1, 2015, the Group made a reclassification of certain revenue and cost of revenue items from the advertising services segment to the e-mail, e-commerce and others segment. The reclassification of these segments reflects changes in the way the Group evaluates its business performance and manages its operations. Accordingly, reclassifications have been made in the consolidated statements of operations and segment information for the fiscal year ended December 31, 2014 as set out below in order to conform to the presentation for the year ended December 31, 2015. There are no changes from the reclassification to the Group’s consolidated balance sheets, consolidated statements of shareholders’ equity and consolidated statements of cash flows.

	Before		After
	Change	Reclassification	Change
	RMB	RMB	RMB
	(in thousands)
For the year ended December 31, 2014
Net revenues:
Advertising services	1,397,069	(52,240)	1,344,829
E-mail, e-commerce and others	1,049,607	52,240	1,101,847
Cost of revenues:
Advertising services	(528,665)	9,974	(518,691)
E-mail, e-commerce and others	(621,178)	(9,974)	(631,152)

	1,296,833	—	1,296,833